--------------------------------------------------------------------------------

                               THE ANALYTIC FUNDS


                                 [LOGO OMITTED]
                                    Analytic
                                          INVESTORS


                                  ANNUAL REPORT
                                December 31, 2002

                         THE ADVISORS' INNER CIRCLE FUND

                               DEFENSIVE EQUITY FUND
                               SHORT-TERM INCOME FUND
                               INTERNATIONAL FUND

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders Letter .......................................................   1

Statements of Net Assets
   Defensive Equity Fund ..................................................   7
   Short-Term Income Fund .................................................  15
   International Fund .....................................................  17
Statements of Operations ..................................................  23
Statements of Changes in Net Assets .......................................  24

Financial Highlights
   Defensive Equity Fund ..................................................  26
   Short-Term Income Fund .................................................  27
   International Fund .....................................................  28
Notes to Financial Statements .............................................  29
Report of Independent Accountants .........................................  37
Trustees and Officers of The Advisors' Inner Circle Fund ..................  38
Shareholder Voting Results ................................................  46
Notice to Shareholders ....................................................  47
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

December 31, 2002

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds Annual Report for the period ending December 31, 2002.

It was another rough period for equity investors as global equity markets were down for the third consecutive year. The S&P 500 Composite Index was down -22.10%, its worst annual performance since 1974, as the economic recovery proved weaker than generally expected and revelations of accounting abuses raised questions about the quality of corporate earnings. The consumer helped to keep the economy moving forward, even though many economists predicted weaker consumer spending. The low interest rate environment encouraged home refinancing which equipped consumers with greater disposable income. For the year, the U.S. economy grew by almost 3%.

Economic growth was not as strong in most of Europe and Japan. Continuing weakness in consumer spending combined with the lack of an upturn in capital spending left the German economy with just 0.2% growth for the year, and output growth in Japan at less than 2%. This caused international markets to post their 3rd straight year of double digit negative returns. An additional negative factor for equity markets was the rising possibility of war in the Middle East and rising tensions on the Korean peninsula, causing risk premiums to rise in all the major markets.

Given the combination of rising risk premiums and negative economic news, government bonds were again the favored asset, with both international and domestic bonds posting strong positive returns in 2002. After cutting short-term interest rates from 6.5% to 1.75% in 2001, the Federal Reserve Board continued its expansionary fiscal policy in 2002 and lowered rates another half a percent in November. The European Central Bank also lowered interest rates during the year as economies in the region slowed and inflationary worries stemming from the changeover to the euro diminished. International fixed income markets outperformed the U.S. market as the U.S. dollar fell 15.2% versus the euro, and 9.8% against the yen. The weak U.S. dollar was largely a result of the poor outlook for U.S. corporations, as well as an increasing current account deficit.

Technology stock declines, accounting fraud, and disappointing corporate earnings were some of the major themes that impacted U.S. equities in 2002. Although U.S. stocks produced negative returns, the Analytic Defensive Equity's conservative, hedged investment process enabled the fund to outperform the S&P 500 Composite Index return of -22.10% and return -12.22%.

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THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

International equities outperformed U.S. equities, with the Morgan Stanley MSCI EAFE Index returning -15.66%. We are pleased to report that the International Fund returned -6.73% for the period, far outpacing the index return.

Bonds continued as the place to be with both international and domestic bonds posting positive returns. The Federal Reserve Board continued to lower interest rates, reducing rates from 1.75% to 1.25% late in the year. In addition, bond investors were the beneficiary of a flight to quality as investors sold equities and invested in safer vehicles. The Merrill Lynch 1-3 Year Corporate Government Index returned 6.09% in 2002. The Analytic Short-Term Income Fund outperformed the index and returned 6.39%.

We appreciate your loyalty and continuing support.


Sincerely,

         Harindra de Silva, Ph.D, CFA               Greg McMurran
         President/Co-Portfolio Manager             Chief Investment Officer
         /s/ Harinda de Silva                       /s/ Greg McMurran





   Dennis Bein, CFA         Steven Sapra, CFA            Scott Barker, CFA
   Portfolio Manager        Portfolio Manager            Portfolio Manager
   /s/ Dennis Bein          /s/ Steven Sapra             /s/ Scott Barker




         Robert Murdock, Ph.D., CFA                    Doug Savarese, CFA
         Portfolio Manager                             Portfolio Manager
         /s/ Rober Murdock                             /s/ Doug Savarese

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THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LIPPER MUTUAL FUND AVERAGES are equally-weighted benchmarks composed of mutual funds with similar objectives.

MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX is an unmanaged index composed of U.S. treasury securities with an outstanding par value of at least $25 million, and a maturity ranging between one to three years.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

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THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------

                                 [GRAPH OMITTED]
                 Plot Points for Edgar Purposes are as follows:

Growth of a $10,000 Investment

                     --------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                       FOR PERIOD ENDED DECEMBER 31, 2002
                     --------------------------------------

                     1 Year       5 Years          10 Years
                     --------------------------------------
                     -12.22%       4.71%             8.71%
                     --------------------------------------

                 ANALYTIC                S&P 500                LIPPER
                 DEFENSIVE              COMPOSITE              LARGE CAP
                EQUITY FUND               INDEX                CORE FUND
12/31/92          $10,000                $10,000                $10,000
1993              $10,672                $11,004                $11,156
1994              $10,936                $11,148                $11,077
1995              $13,292                $15,333                $14,635
1996              $15,380                $18,851                $17,712
1997              $18,315                $25,137                $22,668
1998              $23,606                $32,327                $28,143
1999              $28,646                $39,128                $34,143
2000              $26,796                $35,563                $31,602
2001              $26,265                $31,339                $27,067
2002              $23,055                $24,413                $20,709

                         Periods ended on December 31st

*If the adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
  AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
  IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
                             WOULD HAVE BEEN LOWER.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

               SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

                                 [GRAPH OMITTED]
                 Plot Points for Edgar Purposes are as follows:

Growth of a $10,000 Investment

                     --------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED DECEMBER 31, 2002
                     --------------------------------------
                                                     Since
                     1 Year          5 Years        7/1/93*
                     --------------------------------------
                      6.39%           6.11%          5.68%
                     --------------------------------------

                           MERRILL LYNCH         LIPPER          MERRILL LYNCH
            ANALYTIC       1-3 YEAR U.S.       SHORT-TERM        1-3 YEAR U.S.
           SHORT-TERM        TREASURY        U.S. GOVERNMENT      CORPORATE/
           INCOME FUND         INDEX            UNIVERSE       GOVERNMENT INDEX
7/31/93      $10,000          $10,000            $10,000            $10,000
1993         $10,211          $10,205            $10,165            $10,211
1994         $10,220          $10,263            $10,162            $10,272
1995         $11,300          $11,390            $11,196            $11,409
1996         $11,899          $11,957            $11,678            $11,989
1997         $12,559          $12,753            $12,401            $12,791
1998         $13,451          $13,646            $13,151            $13,687
1999         $13,792          $14,063            $13,466            $14,132
2000         $14,841          $15,188            $14,443            $15,272
2001         $15,883          $16,449            $15,431            $16,603
2002         $16,897          $17,396            $16,238            $17,614

                         Periods ended on December 31st

  *Beginning of operations. Index comparisons begin on 6/30/93.
 **If the adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.
***Beginning with this report, the Fund is changing its primary benchmark from the Merrill Lynch 1-3 Year U.S. Treasury Index to the Merrill Lynch 1-3 Year U.S. Corporate/Government Index because the Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a more appropriate benchmark for this type of fund.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
   MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES
     THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES
 OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
                       PERFORMANCE WOULD HAVE BEEN LOWER.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

           THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED
               OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE
              SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND
     SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 3.

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THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND

--------------------------------------------------------------------------------

                                 [GRAPH OMITTED]
                 Plot Points for Edgar Purposes are as follows:

Growth of a $10,000 Investment

                     --------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN**
                       FOR PERIOD ENDED DECEMBER 31, 2002
                     --------------------------------------
                                                     Since
                      1 Year                       9/30/99*
                     --------------------------------------
                      -6.73%                        -9.90%
                     --------------------------------------


                                   MORGAN STANLEY
                  ANALYTIC             CAPITAL             LIPPER
                INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                    FUND             EAFE INDEX         FUNDS AVERAGE
9/30/99            $10,000             $10,000             $10,000
DEC 99             $11,267             $11,699             $12,588
JUN 00             $11,267             $11,224             $12,087
DEC 00             $ 9,978             $10,042             $10,687
JUN 01             $ 8,529             $ 8,575             $ 9,201
DEC 01             $ 7,642             $ 7,889             $ 8,396
JUN 02             $ 7,909             $ 7,761             $ 8,272
DEC 02             $ 7,128             $ 6,632             $ 6,998


 *Beginning of operations. Index comparisons begin on 9/29/99.
**If the adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

               THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST
        PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND
       WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR
        ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
        DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR
     EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

                  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF
                      TAXES THAT A SHAREHOLDER WOULD PAY ON
                     FUND DISTRIBUTIONS OR THE REDEMPTION OF
                                  FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

           THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED
               OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE
              SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND
     SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 3.

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THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------


 STATEMENT OF NET ASSETS
 COMMON STOCK - 118.0%


                                                       SHARES           VALUE
                                                     ----------       ---------

AEROSPACE & DEFENSE -- 2.3%
   General Dynamics (E) .............................     4,796    $   380,659
   United Technologies (D) ..........................     6,658        412,397
                                                                   -----------
                                                                       793,056
                                                                   -----------
APPAREL/TEXTILES -- 0.7%
   VF ...............................................     7,426        267,707
                                                                   -----------
AUTOMOTIVE -- 2.1%
   Genuine Parts (E) ................................    12,979        399,753
   Johnson Controls (D) .............................     4,340        347,938
                                                                   -----------
                                                                       747,691
                                                                   -----------
BANKS -- 11.4%
   Bank of America (E) ..............................    12,041        837,692
   Capital One Financial (E) ........................     5,459        162,241
   Charter One Financial (E) ........................     9,727        279,457
   Citigroup (E) ....................................    11,904        418,902
   JP Morgan Chase (D) ..............................    19,651        471,624
   National City (D) ................................    15,318        418,488
   Wachovia .........................................    17,527        638,684
   Washington Mutual (D) ............................    14,082        486,251
   Zions Bancorporation .............................     7,053        277,529
                                                                   -----------
                                                                     3,990,868
                                                                   -----------
BUILDING & CONSTRUCTION -- 2.2%
   American Standard* (E) ...........................     3,743        266,277
   Centex (E) .......................................     4,894        245,679
   Pulte Homes ......................................     5,190        248,445
                                                                   -----------
                                                                       760,401
                                                                   -----------
BUSINESS SERVICES -- 0.9%
   Cendant* (E) .....................................    20,194        211,633
   Omnicom Group (D) ................................     1,788        115,505
                                                                   -----------
                                                                       327,138
                                                                   -----------
CHEMICALS -- 2.7%
   Cooper Industries Ltd, Cl A (E) ..................     7,764        282,998
   E.I. du Pont de Nemours (E) ......................     7,505        318,212


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------

 COMMON STOCK - CONTINUED


                                                       SHARES           VALUE
                                                     ----------       ---------

CHEMICALS -- (CONTINUED)
   Engelhard (E) ....................................    10,402    $   232,485
   International Flavors & Fragrances (D) ...........     3,134        110,003
                                                                   -----------
                                                                       943,698
                                                                   -----------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Andrew* (E) ......................................    12,429        127,770
   Rockwell Collins (E) .............................     7,968        185,336
                                                                   -----------
                                                                       313,106
                                                                   -----------
COMPUTERS & SERVICES -- 13.7%
   Automatic Data Processing (E) ....................    10,238        401,841
   Cisco Systems* (E) ...............................    14,645        191,849
   Dell Computer* (E) ...............................     3,332         89,098
   First Data (E) ...................................    12,141        429,913
   Hewlett-Packard (D) ..............................    25,484        442,402
   International Business Machines (D) ..............    10,515        814,912
   Lexmark International* (D) .......................     2,841        171,881
   Microsoft* (D) ...................................    28,949      1,496,663
   Novell* (D) ......................................    17,172         57,354
   Oracle* (D) ......................................    30,952        334,282
   Parametric Technology* (D) .......................    16,351         41,205
   Seagate Escrow Account+ ..........................       979           --
   Sungard Data Systems* ............................    11,419        269,032
   Yahoo* ...........................................     3,693         60,381
                                                                   -----------
                                                                     4,800,813
                                                                   -----------
DEPARTMENT STORES -- 3.7%
   Federated Department Stores* (E) .................     7,952        228,699
   Target (D) .......................................    12,866        385,980
   Wal-Mart Stores (D) ..............................    13,754        694,715
                                                                   -----------
                                                                     1,309,394
                                                                   -----------
DIVERSIFIED OPERATIONS -- 0.9%
   Tyco International ...............................    18,292        312,427
                                                                   -----------
ELECTRICAL EQUIPMENT & SERVICES -- 7.8%
   Allegheny Energy (E) .............................    15,121        114,315
   Ameren (E) .......................................    11,139        463,048
   Exelon (E) .......................................     8,197        432,556
   General Electric (E) .............................    53,843      1,311,077


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------

 COMMON STOCK - CONTINUED


                                                       SHARES           VALUE
                                                     ----------       ---------

ELECTRICAL EQUIPMENT & SERVICES -- (CONTINUED)
   NiSource (D) .....................................    12,863    $   257,260
   Sempra Energy ....................................     6,790        160,583
                                                                   -----------
                                                                     2,738,839
                                                                   -----------
FINANCIAL SERVICES -- 8.0%
   Bear Stearns (E) .................................     7,021        417,047
   Countrywide Credit Industry (E) ..................     4,134        213,521
   Deluxe (E) .......................................     8,357        351,830
   Equifax (E) ......................................     1,755         40,611
   Fannie Mae (E) ...................................     9,773        628,697
   Freddie Mac (E) ..................................     8,880        524,364
   H&R Block (D) ....................................     7,793        313,279
   MBNA (D) .........................................    17,594        334,638
                                                                   -----------
                                                                     2,823,987
                                                                   -----------
FOOD, BEVERAGE & TOBACCO -- 5.4%
   Campbell Soup (E) ................................    14,155        332,218
   Coca-Cola (D) ....................................     4,107        179,969
   PepsiCo (D) ......................................     4,943        208,693
   Philip Morris (D) ................................    18,023        730,472
   Sara Lee (D) .....................................    18,955        426,677
                                                                   -----------
                                                                     1,878,029
                                                                   -----------
HOME PRODUCTS -- 2.7%
   Maytag (D) .......................................     3,173         90,430
   Procter & Gamble (D) .............................     9,821        844,017
                                                                   -----------
                                                                       934,447
                                                                   -----------
INSURANCE -- 6.8%
   AMBAC Financial Group (E) ........................     4,128        232,159
   American International Group (E) .................     5,662        327,547
   Hartford Financial Services Group (D) ............     6,251        283,983
   John Hancock Financial Services (D) ..............    11,985        334,381
   MBIA (D) .........................................     5,617        246,362
   Metlife (D) ......................................    14,921        403,464
   MGIC Investment (D) ..............................     5,206        215,008
   Prudential Financial .............................     2,645         83,952
   Travelers Property Casualty, Cl B* (D) ...........    16,936        248,112
                                                                   -----------
                                                                     2,374,968
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------

 COMMON STOCK - CONTINUED


                                                       SHARES           VALUE
                                                     ----------       ---------

MACHINERY -- 0.7%
   Black & Decker (E) ...............................     5,709    $   244,859
                                                                   -----------
MEDIA -- 2.8%
   AOL Time Warner* (E) .............................     4,632         60,679
   Comcast, Cl A* (E) ...............................    17,489        412,216
   Meredith (D) .....................................     5,871        241,357
   Walt Disney (E) ..................................    17,011        277,449
                                                                   -----------
                                                                       991,701
                                                                   -----------
MEDICAL PRODUCTS & SERVICES -- 6.1%
   Anthem* (E) ......................................     4,880        306,952
   Biogen* (E) ......................................     6,437        257,866
   Guidant* (E) .....................................     8,698        268,333
   Healthsouth* (D) .................................    11,056         46,435
   Johnson & Johnson (D) ............................    18,645      1,001,423
   McKesson (D) .....................................     9,436        255,055
                                                                   -----------
                                                                     2,136,064
                                                                   -----------
METALS & MINING -- 0.6%
   Freeport-McMoRan Copper & Gold, Cl B* (E) ........    12,053        202,249
                                                                   -----------
NATURAL GAS -- 1.9%
   Nicor (E) ........................................     4,042        137,549
   Peoples Energy ...................................     4,259        164,610
   Schlumberger (D) .................................     8,774        369,298
                                                                   -----------
                                                                       671,457
                                                                   -----------
OFFICE FURNITURE, EQUIPMENT & FIXTURES -- 1.9%
   3M (D) ...........................................     1,080        133,164
   Pitney Bowes (D) .................................    10,792        352,467
   Xerox* ...........................................    21,938        176,601
                                                                   -----------
                                                                       662,232
                                                                   -----------
PETROLEUM REFINING -- 5.5%
   Apache (E) .......................................     5,592        318,688
   Ashland (E) ......................................       604         17,232
   Burlington Resources (E) .........................     9,364        399,375
   Exxon Mobil (D) ..................................    16,251        567,810
   Marathon Oil (D) .................................    11,994        255,352
   Unocal ...........................................    12,838        392,586
                                                                   -----------
                                                                     1,951,043
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------

 COMMON STOCK - CONTINUED


                                                       SHARES           VALUE
                                                     ----------       ---------

PHARMACEUTICALS -- 9.1%
   Abbott Laboratories (E) ..........................    12,020    $   480,800
   Amgen* (E) .......................................     9,531        460,728
   Merck (D) ........................................    15,721        889,966
   Pfizer (D) .......................................    26,174        800,139
   Pharmacia (D) ....................................     5,455        228,019
   Schering-Plough (D) ..............................    15,418        342,280
                                                                   -----------
                                                                     3,201,932
                                                                   -----------
RETAIL -- 4.2%
   Family Dollar Stores (E) .........................    10,432        325,583
   Home Depot (D) ...................................    18,372        440,193
   Lowe's (D) .......................................     9,860        369,750
   McDonald's (D) ...................................     9,485        152,519
   Office Depot* (D) ................................     1,322         19,513
   Safeway* .........................................     7,815        182,558
                                                                   -----------
                                                                     1,490,116
                                                                   -----------
RUBBER & PLASTIC -- 1.0%
   Bemis (E) ........................................     6,925        343,688
                                                                   -----------
SEMI CONDUCTORS -- 3.5%
   Advanced Micro Devices* (E) ......................    17,986        116,190
   American Power Conversion* (E) ...................     9,214        139,592
   Intel (D) ........................................    42,196        656,992
   LSI Logic* (D) ...................................    10,196         58,831
   National Semiconductor* (D) ......................     9,941        149,214
   Nvidia* (D) ......................................     9,047        104,131
                                                                   -----------
                                                                     1,224,950
                                                                   -----------
TELEPHONES & TELECOMMUNICATIONS -- 6.4%
   AT&T (D) .........................................    14,015        365,932
   CenturyTel (E) ...................................     7,884        231,632
   Clear Channel Communications* (E) ................     8,482        316,294
   Motorola (D) .....................................    24,622        212,980
   Nextel Communications, Cl A* (D) .................     3,919         45,264
   SBC Communications (D) ...........................    24,464        663,219
   Sprint-FON Group (E) .............................    16,023        232,013
   Verizon Communications ...........................     4,524        175,305
                                                                   -----------
                                                                     2,242,639
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                            DECEMBER 31, 2002
--------------------------------------------------------------------------------

 COMMON STOCK - CONTINUED


                                                       SHARES/
                                                     FACE AMOUNT        VALUE
                                                     -----------      ---------

TESTING LABORATORIES -- 0.7%
   Monsanto (D) .....................................    13,636    $   262,493
                                                                   -----------
TRANSPORTATION SERVICES -- 1.4%
   Carnival (E) .....................................     2,256         56,287
   Ryder System .....................................     2,062         46,271
   Union Pacific (D) ................................     6,594        394,783
                                                                   -----------
                                                                       497,341
                                                                   -----------
   TOTAL COMMON STOCK
      (Cost $42,854,242) ............................               41,439,333
                                                                   -----------
 U.S. TREASURY OBLIGATION -- 1.5%

U.S. TREASURY BILL -- 1.5%
   1.573%, 03/13/03 (Cost $528,326) (A) (C) .........$  530,000        528,804
                                                                   -----------

 SHORT-TERM INVESTMENT -- 3.5%

REPURCHASE AGREEMENT -- 3.5%
   Morgan Stanley 1.05%, dated 12/31/02, matures
      01/02/03, repurchase price $1,242,550
      (collateralized by a U.S. Treasury Bill:
      total market value $1,267,350)
      (Cost $1,242,478) (B) ......................... 1,242,478      1,242,478
                                                                   -----------
   TOTAL INVESTMENTS -- 123.0%
      (Cost $44,625,046) ............................               43,210,615
                                                                   -----------

 WRITTEN INDEX OPTIONS -- (4.2)%

                                                     CONTRACTS
                                                     ---------
   S&P 500 Index February 2003, 850 Call ............       (35)      (182,000)
   S&P 500 Index February 2003, 875 Call ............       (45)      (195,750)
   S&P 500 Index February 2003, 900 Call ............       (25)       (64,250)
   S&P 500 Index January 2003, 825 Call .............       (85)      (521,900)
   S&P 500 Index January 2003, 850 Call .............       (90)      (360,000)
   S&P 500 Index January 2003, 875 Call .............       (50)      (112,500)
   S&P 500 Index January 2003, 900 Call .............       (35)       (35,000)
                                                                   -----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums received $(2,152,705)) ..............               (1,471,400)
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------


 SECURITIES SOLD SHORT -- (19.9)%


                                                       SHARES           VALUE
                                                     ----------       ---------

   Aflac ............................................    (6,788)   $  (204,455)
   AON ..............................................    (1,947)       (36,779)
   Baker Hughes .....................................    (7,457)      (240,041)
   Bank of New York .................................    (5,619)      (134,631)
   Baxter International .............................    (4,312)      (120,736)
   Biomet ...........................................    (7,109)      (203,744)
   Charles Schwab ...................................   (11,856)      (128,638)
   Chubb ............................................    (4,113)      (214,699)
   Concord EFS* .....................................    (9,659)      (152,033)
   Costco Wholesale* ................................    (4,997)      (140,216)
   Cummins ..........................................    (5,642)      (158,709)
   Dana .............................................    (8,636)      (101,559)
   Dillard's, Cl A ..................................    (8,381)      (132,923)
   Dow Chemical .....................................    (6,910)      (205,227)
   Dow Jones ........................................    (7,735)      (334,384)
   DTE Energy .......................................    (3,151)      (146,206)
   eBay* ............................................    (2,285)      (154,969)
   El Paso ..........................................   (11,772)       (81,933)
   FirstEnergy ......................................    (8,975)      (295,906)
   Ford Motor .......................................    (2,131)       (19,818)
   Forest Laboratories* .............................    (2,555)      (250,952)
   Goodyear Tire & Rubber ...........................   (15,177)      (103,355)
   Manor Care* ......................................    (3,795)       (70,625)
   May Department Stores ............................    (3,383)       (77,741)
   Mellon Financial .................................    (8,266)      (215,825)
   Molex ............................................    (6,282)      (144,737)
   Navistar International* ..........................    (6,771)      (164,603)
   NCR* .............................................    (8,983)      (213,256)
   Network Appliance* ...............................    (6,976)       (69,760)
   Northern Trust ...................................    (6,414)      (224,811)
   Pall .............................................    (8,537)      (142,397)
   PG&E* ............................................   (12,906)      (179,393)
   Phelps Dodge* ....................................    (7,255)      (229,621)
   Raytheon .........................................    (7,599)      (233,669)
   Reebok International* ............................    (7,007)      (206,006)
   Robert Half International* .......................    (9,845)      (158,603)
   Safeco ...........................................    (7,556)      (261,967)
   SLM ..............................................    (3,291)      (341,803)
   Starbucks* .......................................    (9,843)      (200,600)
   State Street .....................................    (5,044)      (196,716)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------


 SECURITIES SOLD SHORT -- CONTINUED


                                                       SHARES           VALUE
                                                     ----------       ---------

   Symbol Technologies ..............................    (8,271)   $   (67,988)
   Weyerhaeuser .....................................      (795)       (39,122)
                                                                   -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $(7,186,701)) .......................               (7,001,156)
                                                                   -----------

 OTHER ASSETS AND LIABILITIES, NET -- 1.1%
   Investment Advisory Fees Receivable...............                   11,186
   Administrative Fees Payable.......................                  (26,285)
   Other Assets and Liabilities......................                  408,504
                                                                   -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ..........                  393,405
                                                                   -----------

 NET ASSETS CONSIST OF:
   Paid in Capital...................................               41,042,844
   Accumulated Net Realized Loss.....................               (5,360,283)
   Net Unrealized Depreciation on Investment
      Transactions, Option and Futures Contracts ....                 (551,097)
                                                                   -----------
   TOTAL NET ASSETS -- 100.0% .......................              $35,131,464
                                                                   ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization --  no par value) ....                3,862,981
                                                                   -----------
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $9.09
                                                                   ===========
*    NON-INCOME PRODUCING SECURITY
+    THIS SECURITY REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL
     CLAIM.
CL   CLASS
(A)  THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B)  TRI-PARTY REPURCHASE AGREEMENT
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(D)  SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.
(E)  SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2002
--------------------------------------------------------------------------------


 STATEMENT OF NET ASSETS
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.5%

                                                        FACE
                                                       AMOUNT          VALUE
                                                     ----------      ---------

FEDERAL HOME LOAN BANK -- 14.5%
   Federal Home Loan Bank
      3.375%, 11/15/04 ..............................   $350,000    $  359,954
      3.250%, 08/15/05 ..............................    200,000       206,040
                                                                    ----------
                                                                       565,994
                                                                    ----------
OTHER GOVERNMENT AGENCY OBLIGATION -- 8.0%
   Tenn Valley Authority
      4.750%, 07/15/04 ..............................    300,000       313,539
                                                                    ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $855,242) ...............................                  879,533
                                                                    ----------

 U.S. TREASURY OBLIGATIONS -- 71.3%
   U.S. TREASURY BILLS (A)
         1.592%, 03/13/03 (C) .......................     20,000        19,955
         1.192%, 06/26/03 (D) .......................    990,000       984,265
      U.S. TREASURY NOTES
      7.500%, 02/15/05 ..............................    500,000       560,660
      6.500%, 05/15/05 ..............................    300,000       333,009
      6.500%, 08/15/05 ..............................    600,000       671,106
      5.750%, 11/15/05 ..............................    200,000       221,000
                                                                    ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $2,732,357) .............................                2,789,995
                                                                    ----------

 SHORT-TERM INVESTMENT -- 5.7%

REPURCHASE AGREEMENT -- 5.7%
   Morgan Stanley 1.05%, dated 12/31/02, matures
      01/02/03, repurchase price $225,200
      (collateralized by a U.S. Treasury Bill:
      total market value $229,695)
      (Cost $225,187) (B)............................    225,187       225,187
                                                                    ----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $3,812,786) .............................                3,894,715
                                                                    ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2002
--------------------------------------------------------------------------------


 WRITTEN INDEX OPTIONS -- (0.2)%

                                                      CONTRACTS       VALUE
                                                     -----------     -------
   CBOE Oil Index January 2003, 240 Puts.............         (4)   $     (420)
   Dow Jones Utility Index January 2003, 200 Puts....         (6)       (1,110)
   Euro Top 100 Index January 2003, 175 Puts.........         (8)       (1,600)
   Morgan Stanley Commodity Index
      January 2003, 220 Puts.........................         (5)         (550)
   S&P 100 Index January 2003, 425 Puts..............         (8)       (3,760)
   S&P MidCap 400 Index January 2003, 410 Puts.......         (3)       (1,290)
                                                                    ----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums received $(7,574)) ..................                   (8,730)
                                                                    ----------

 OTHER ASSETS AND LIABILITIES, NET -- 0.7%
   Investment Advisory Fees Payable..................                     (961)
   Administrative Fees Payable.......................                   (2,654)
   Other Assets and Liabilities......................                   30,681
                                                                    ----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ..........                   27,066
                                                                    ----------

 NET ASSETS CONSIST OF:
   Paid in Capital...................................                4,669,379
   Distributions in Excess of Net Investment Income..                 (130,764)
   Accumulated Net Realized Loss.....................                 (700,332)
   Net Unrealized Appreciation on Investment
      Transactions, Option and Futures Contracts ....                   74,768
                                                                    ----------
   TOTAL NET ASSETS -- 100.0% .......................               $3,913,051
                                                                    ==========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization --  no par value) ....                  383,931
                                                                    ----------
    NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                   $10.19
                                                                    ==========

(A)  THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B)  TRI-PARTY REPURCHASE AGREEMENT
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(D)  SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------

 STATEMENT OF NET ASSETS
 FOREIGN COMMONSTOCK - 86.7%


                                                        SHARES          VALUE
                                                      ----------      ---------

AUSTRALIA -- 4.4%
   General Property Trust ...........................     15,248   $    25,501
   Stockland ........................................      5,541        15,039
   Westfield Trust ..................................     12,683        24,782
                                                                   -----------
                                                                        65,322
                                                                   -----------
AUSTRIA -- 0.8%
   Telekom Austria* .................................      1,153        11,676
                                                                   -----------
DENMARK -- 1.3%
   Group 4 Falck ....................................        870        18,375
                                                                   -----------
FINLAND -- 1.9%
   Kone OYJ .........................................        663        19,906
   Nokia OYJ ........................................        488         7,758
                                                                   -----------
                                                                        27,664
                                                                   -----------
FRANCE -- 6.2%
   Air Liquide ......................................         40         5,276
   BNP Paribas ......................................        521        21,230
   Cie de Saint-Gobain ..............................        611        17,928
   Cie Generale D'Optique Essilor International .....         25         1,030
   Total Fina Elf ...................................        209        29,850
   Union du Credit-Bail Immobilier ..................        231        16,435
                                                                   -----------
                                                                        91,749
                                                                   -----------
GERMANY -- 3.0%
   BASF .............................................        707        26,769
   Volkswagen .......................................        468        17,061
                                                                   -----------
                                                                        43,830
                                                                   -----------
HONG KONG -- 2.3%
   CLP Holdings .....................................      6,180        24,883
   Swire Pacific, Cl A ..............................      2,228         8,514
                                                                   -----------
                                                                        33,397
                                                                   -----------
IRELAND -- 0.3%
   DCC ..............................................        357         3,671
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------

 FOREIGN COMMON STOCK - CONTINUED


                                                        SHARES          VALUE
                                                      ----------      ---------

ITALY -- 4.4%
   Autostrade Concessioni e Costruzioni Autostrade ..      2,457   $    24,443
   ENI-Ente Nazionale Idrocarburi ...................      2,092        33,259
   Telecom Italia ...................................      1,353         6,829
                                                                   -----------
                                                                        64,531
                                                                   -----------
JAPAN -- 18.1%
   Canon ............................................      1,000        37,667
   Dai Nippon Printing ..............................      2,000        22,128
   Daiwa Securities Group ...........................      3,000        13,323
   Fuji Photo Film ..................................      1,000        32,611
   JSR ..............................................      1,000        10,045
   Kao ..............................................      1,000        21,952
   Matsushita Electric Industrial ...................      3,000        29,578
   Mitsubishi Heavy Industries ......................      4,000         9,775
   Nippon Telegraph & Telephone .....................          5        18,160
   Nomura Holdings ..................................      2,000        22,483
   Omron ............................................      1,000        14,747
   Tokyo Broadcasting System ........................      1,000        12,573
   Yamada Denki .....................................      1,000        21,109
                                                                   -----------
                                                                       266,151
                                                                   -----------
NETHERLANDS -- 4.8%
   DSM ..............................................        530        24,127
   European Aeronautic Defense and Space ............      1,311        13,551
   Heineken .........................................        185         7,222
   ING Groep ........................................      1,283        21,731
   OCE ..............................................        301         3,317
   Royal Dutch Petroleum ............................         17           748
                                                                   -----------
                                                                        70,696
                                                                   -----------
NEW ZEALAND -- 0.8%
   Telecom Corp of New Zealand ......................      5,052        11,971
                                                                   -----------
NORWAY -- 1.3%
   Norsk Hydro ......................................        438        19,631
                                                                   -----------
PORTUGAL -- 1.2%
   Banco Espirito Santo .............................      1,390        18,233
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------

 FOREIGN COMMON STOCK - CONTINUED


                                                        SHARES          VALUE
                                                      ----------      ---------

SPAIN -- 2.0%
   ACESA Infraestructuras ...........................        792   $     8,976
   ACESA Infraestructuras Rights Expiring 01/11/03* .        792           457
   Iberdrola ........................................      1,454        20,370
                                                                   -----------
                                                                        29,803
                                                                   -----------
SWEDEN -- 2.6%
   SKF, Cl A ........................................        537        13,898
   Svenska Handelsbanken, Cl B ......................      1,865        23,759
                                                                   -----------
                                                                        37,657
                                                                   -----------
SWITZERLAND -- 7.9%
   Holcim, Cl B .....................................        112        20,331
   Novartis .........................................      1,293        47,177
   Roche Holding ....................................        200        25,313
   Swisscom .........................................         82        23,751
                                                                   -----------
                                                                       116,572
                                                                   -----------
UNITED KINGDOM -- 23.4%
   AstraZeneca ......................................        990        35,382
   BAE Systems ......................................         12            20
   Barclays .........................................      4,867        30,166
   BOC Group ........................................        499         7,134
   Boots ............................................      2,856        26,944
   BP ...............................................      2,266        15,577
   BT Group .........................................      6,205        19,479
   Diageo ...........................................      2,234        24,277
   GlaxoSmithKline ..................................        445         8,540
   HSBC Holdings ....................................      2,563        28,326
   Land Securities Group ............................      2,000        25,275
   Land Securities Group, Cl B* .....................      2,073         3,387
   Rank Group .......................................      4,046        17,359
   Reckitt Benckiser ................................      1,218        23,628
   Rentokil Initial .................................      5,716        20,245
   Shell Transport & Trading ........................      6,279        41,344
   Vodafone Group ...................................      9,121        16,630
                                                                   -----------
                                                                       343,713
                                                                   -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $1,310,855) .............................                1,274,642
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------


 FOREIGN PREFERRED STOCK -- 1.2%

                                                     SHARES/FACE
                                                       AMOUNT           VALUE
                                                     -----------       --------
GERMANY -- 1.2%
   Volkswagen .......................................        681   $    17,866
                                                                   -----------
      (Cost $21,494)

 U.S. TREASURY OBLIGATION -- 8.8%

U.S. Treasury Bill (A) (B) -- 8.8%
   1.628%, 03/13/03 (Cost $129,586) .................   $130,000       129,707
                                                                   -----------

 SHORT-TERM INVESTMENT -- 13.8%

CASH EQUIVALENT -- 13.8%
   Union Bank of California Money Market
      (Cost $203,492) ...............................    203,492       203,492
                                                                   -----------
   TOTAL INVESTMENTS -- 110.5%
      (Cost $1,665,427) .............................                1,625,707
                                                                   -----------

 OTHER ASSETS AND LIABILITIES, NET -- (10.5)%
   Investment Advisory Fees Payable..................                   (7,237)
   Administrative Fees Payable.......................                     (816)
   Payable for Capital Shares Redeemed...............                 (135,388)
   Other Assets and Liabilities......................                  (11,158)
                                                                   -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ..........                 (154,599)
                                                                   -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------

 NET ASSETS CONSIST OF:


                                                                       VALUE
                                                                      -------

   Paid in Capital ..................................              $ 3,816,800
   Distributions in Excess of Net Investment Income .                     (560)
   Accumulated Net Realized Loss ....................               (2,296,680)
   Net Unrealized Depreciation on Investment
      Transactions and Futures Contracts ............                  (49,489)
   Net Unrealized Appreciation on Foreign Currency
      and Translation of Other Assets and
      Liabilities in Foreign Currency ...............                    1,037
                                                                   -----------
   TOTAL NET ASSETS -- 100.0% .......................              $ 1,471,108
                                                                   ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization --  no par value) ....                  217,834
                                                                   -----------
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $6.75
                                                                   ===========

*   NON-INCOME PRODUCING SECURITY
CL  CLASS
(A) THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------


At December 31, 2002, sector diversification of the Fund was as follows:

                                                         % OF
SECTOR DIVERSIFICATION (UNAUDITED)                    NET ASSETS      VALUE
----------------------------------                    ----------      -----
Aerospace/Defense ................................       0.9%        $   13,551
Audio/Video ......................................       2.0             29,578
Automotive .......................................       1.2             17,061
Banking ..........................................       8.3            121,713
Chemicals ........................................       4.0             58,030
Consumer Products ................................       3.8             55,625
Electric Utilities ...............................       3.1             45,253
Electronics ......................................       1.0             14,747
Engineering & Construction .......................       2.6             38,259
Equipment ........................................       5.0             73,595
Financial Services ...............................       2.4             35,805
Food, Beverage & Tobacco .........................       2.1             31,499
Insurance ........................................       1.5             21,731
Machinery ........................................       1.4             19,906
Manufacturing ....................................       4.0             58,950
Medical Products .................................       8.0            117,442
Metals & Mining ..................................       0.9             13,898
Multimedia .......................................       0.9             12,573
Oil & Gas ........................................       8.6            126,055
Printing .........................................       1.5             22,128
Real Estate ......................................       7.5            110,419
Retail ...........................................       3.3             48,053
Services .........................................       4.9             72,516
Telecommunications ...............................       7.8            116,255
                                                      ------         ----------
TOTAL FOREIGN COMMON STOCK .......................      86.7          1,274,642
FOREIGN PREFERRED STOCK ..........................       1.2             17,866
U.S. TREASURY OBLIGATION .........................       8.8            129,707
CASH EQUIVALENT ..................................      13.8            203,492
                                                      ------         ----------
TOTAL INVESTMENTS ................................     110.5          1,625,707
OTHER ASSETS AND LIABILITIES, NET ................     (10.5)          (154,599)
                                                      ------         ----------
TOTAL NET ASSETS .................................     100.0%        $1,471,108
                                                      ======         ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2002
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS

                                                        DEFENSIVE       SHORT-TERM    INTERNATIONAL
                                                       EQUITY FUND     INCOME FUND       FUND
                                                       -----------     -----------    -------------
INVESTMENT INCOME
Dividends ........................................     $   714,639      $     --        $  79,057
Interest .........................................          25,942       101,662            5,184
Less: Foreign Taxes Withheld .....................              (4)           --          (12,841)
                                                       -----------      --------        ---------
   TOTAL INVESTMENT INCOME .......................         740,577       101,662           71,400
                                                       -----------      --------        ---------
EXPENSES
Investment Advisory Fees .........................         222,327        11,388           30,379
Administrative Fees ..............................         201,878        42,010           36,780
Custodian Fees ...................................          12,014         8,103           46,431
Transfer Agent Fees ..............................          53,033        24,880           23,059
Trustees' Fees ...................................           5,987         3,058            2,532
Shareholder Servicing Fees .......................          26,082         3,104           11,321
Call Center Fees .................................          24,023         5,570            4,806
Audit Fees .......................................          14,098        13,002           13,992
Legal Fees .......................................          47,182        12,245           10,362
Printing Fees ....................................          41,479         9,777            4,854
Registration and Filing Fees .....................          21,210        18,995           14,342
Dividends on Securities Sold Short ...............          35,574            --               --
Other Expenses ...................................          13,347        11,389           11,300
                                                       -----------      --------        ---------
   TOTAL EXPENSES ................................         718,234       163,521          210,158
                                                       -----------      --------        ---------
Less:
Directed Brokerage ...............................        (137,524)           --               --
Waiver of Investment Advisory Fees ...............        (178,296)      (11,388)         (30,379)
Reimbursement of Other Expenses
    by Investment Adviser ........................              --      (129,357)        (140,286)
                                                       -----------      --------        ---------
   NET EXPENSES ..................................         402,414        22,776           39,493
                                                       -----------      --------        ---------
NET INVESTMENT INCOME ............................         338,163        78,886           31,907
                                                       -----------      --------        ---------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) .      (6,884,223)       28,148       (1,432,957)
   Written Options ...............................       4,374,872        13,439               --
   Foreign Currency Transactions .................              --            --            7,981
   Futures .......................................        (419,072)       44,274        1,167,322
                                                       -----------      --------        ---------
   TOTAL NET REALIZED GAIN (LOSS) ................      (2,928,423)       85,861         (257,654)
                                                       -----------      --------        ---------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON:
   Investments (including securities sold short) .      (2,698,064)       81,173          106,805
   Written Options ...............................         558,925           827               --
   Foreign Currency Translations .................              --            --            1,038
   Futures .......................................          (3,516)       (7,013)          14,671
                                                       -----------      --------        ---------
   NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ................................      (2,142,655)       74,987          122,514
                                                       -----------      --------        ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) .......      (5,071,078)      160,848         (135,140)
                                                       -----------      --------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................     $(4,732,915)     $239,734        $(103,233)
                                                       ===========      ========        =========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    SHORT-TERM
                                                            DEFENSIVE EQUITY FUND                   INCOME FUND
                                                        ------------------------------      ----------------------------
                                                            YEAR              YEAR              YEAR            YEAR
                                                            ENDED             ENDED             ENDED           ENDED
                                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                            2002              2001              2002            2001
                                                        ------------      ------------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net Investment Income .........................      $    338,163      $    309,402      $    78,886      $   206,455
   Net Realized Gain (Loss) ......................        (2,928,423)       (1,105,716)          85,861           60,422
   Net Change in Unrealized Appreciation
     (Depreciation) ..............................        (2,142,655)         (297,758)          74,987          (11,323)
                                                        ------------      ------------      -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...................        (4,732,915)       (1,094,072)         239,734          255,554
                                                        ------------      ------------      -----------      -----------
DISTRIBUTIONS:
   Net Investment Income .........................          (350,978)         (298,690)        (137,310)        (263,595)
   Return of Capital .............................           (12,492)             --               --               --
   Net Realized Gain .............................              --            (190,808)            --               --
                                                        ------------      ------------      -----------      -----------
   TOTAL DISTRIBUTIONS ...........................          (363,470)         (489,498)        (137,310)        (263,595)
                                                        ------------      ------------      -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................         5,992,056         4,037,081        6,291,796        4,947,981
   In Lieu of Cash Distributions .................           350,552           470,660          151,310          266,034
   Redeemed ......................................        (6,920,731)      (10,362,089)      (7,227,567)      (4,256,776)
                                                        ------------      ------------      -----------      -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ................................          (578,123)       (5,854,348)        (784,461)         957,239
                                                        ------------      ------------      -----------      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......        (5,674,508)       (7,437,918)        (682,037)         949,198
                                                        ------------      ------------      -----------      -----------
NET ASSETS:
   Beginning of Period ...........................        40,805,972        48,243,890        4,595,088        3,645,890
                                                        ------------      ------------      -----------      -----------
   End of Period (a) .............................      $ 35,131,464      $ 40,805,972      $ 3,913,051      $ 4,595,088
                                                        ============      ============      ===========      ===========
SHARES ISSUED AND REDEEMED:
   Issued ........................................           640,636           378,544          628,633          495,745
   In Lieu of Cash Distributions .................            37,018            45,918           15,089           26,731
   Redeemed ......................................          (716,609)         (988,017)        (722,674)        (427,047)
                                                        ------------      ------------      -----------      -----------
   NET INCREASE (DECREASE) FROM SHARES ISSUED
     AND REDEEMED ................................           (38,955)         (563,555)         (78,952)          95,429
                                                        ============      ============      ===========      ===========

(A) INCLUDING UNDISTRIBUTED/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $0, $10,445 FOR THE DEFENSIVE EQUITY FUND, $(130,764), $(72,340) FOR THE SHORT-TERM INCOME FUND AND $(560), $621 FOR THE INTERNATIONAL FUND, FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001, RESPECTIVELY.



                                                             INTERNATIONAL FUND
                                                        ----------------------------
                                                            YEAR            YEAR
                                                            ENDED           ENDED
                                                        DECEMBER 31,    DECEMBER 31,
                                                            2002            2001
                                                        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net Investment Income .........................      $    31,907      $    47,050
   Net Realized Gain (Loss) ......................         (257,654)      (1,931,772)
   Net Change in Unrealized Appreciation
     (Depreciation) ..............................          122,514          369,742
                                                        -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...................         (103,233)      (1,514,980)
                                                        -----------      -----------
DISTRIBUTIONS:
   Net Investment Income .........................          (41,069)         (31,174)
   Return of Capital .............................             (839)            --
   Net Realized Gain .............................             --               --
                                                        -----------      -----------
   TOTAL DISTRIBUTIONS ...........................          (41,908)         (31,174)
                                                        -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................        3,092,042        7,092,602
   In Lieu of Cash Distributions .................           41,715           31,123
   Redeemed ......................................       (6,116,068)      (7,710,358)
                                                        -----------      -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS ................................       (2,982,311)        (586,633)
                                                        -----------      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......       (3,127,452)      (2,132,787)
                                                        -----------      -----------
NET ASSETS:
   Beginning of Period ...........................        4,598,560        6,731,347
                                                        -----------      -----------
   End of Period (a) .............................      $ 1,471,108      $ 4,598,560
                                                        ===========      ===========
SHARES ISSUED AND REDEEMED:
   Issued ........................................          419,924          878,480
   In Lieu of Cash Distributions .................            6,264            4,304
   Redeemed ......................................         (826,480)        (953,092)
                                                        -----------      -----------
   NET INCREASE (DECREASE) FROM SHARES ISSUED
     AND REDEEMED ................................         (400,292)         (70,308)
                                                        ===========      ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     24 & 25

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                     YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                   2002        2001         2000         1999         1998
                                                                 -------      -------      -------      -------      -------

Net Asset Value,
   Beginning of Period ....................................      $ 10.46      $ 10.80      $ 11.82      $ 11.77      $ 12.41
                                                                 -------      -------      -------      -------      -------
Income (Loss) from Investment Operations:
   Net Investment Income ..................................         0.09         0.08         0.06         0.10         0.05
   Net Realized and Unrealized Gain (Loss) ................        (1.36)       (0.30)       (0.82)        2.33         3.05
                                                                 -------      -------      -------      -------      -------
   Total from Investment Operations .......................        (1.27)       (0.22)       (0.76)        2.43         3.10
                                                                 -------      -------      -------      -------      -------
Distributions:
   Net Investment Income ..................................        (0.10)(1)    (0.07)       (0.07)       (0.08)       (0.05)
   Net Realized Gain ......................................           --        (0.05)       (0.19)       (2.13)       (3.69)
   In Excess of Realized Gain .............................           --           --           --        (0.17)          --
                                                                 -------      -------      -------      -------      -------
   Total Distributions ....................................        (0.10)(1)    (0.12)       (0.26)       (2.38)       (3.74)
                                                                 -------      -------      -------      -------      -------

Net Asset Value,
   End of Period ..........................................      $  9.09      $ 10.46      $ 10.80      $  11.8      $ 11.77
                                                                 =======      =======      =======      =======      =======
   TOTAL RETURN+ ..........................................       (12.22)%      (1.98)%      (6.46)%      21.35%       28.89%
                                                                 =======      =======      =======      =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................      $35,131      $40,806      $48,244      $70,842      $56,021
Ratio of Expenses to Average Net Assets(2)
   (including Dividend Expense) ...........................         1.09%        0.99%        0.99%        1.04%        1.38%
Ratio of Expenses to Average Net Assets(2)
   (excluding Dividend Expense) ...........................         0.99%        0.99%        0.99%        1.04%        1.38%
Ratio of Net Investment Income to Average
   Net Assets .............................................         0.91%        0.71%        0.51%        0.74%        0.40%
Portfolio Turnover Rate ...................................          224%         216%         264%         360%         299%

    THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIOD PRIOR TO AUGUST 31, 1998 IS THE FINANCIAL DATA OF THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND, INC. ANALYTIC DEFENSIVE EQUITY FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND, INC. ON AUGUST 31, 1998. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH THE DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 0.95328 USED ON THE DATE OF REORGANIZATION.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.003).
(2) THE EXPENSE RATIOS FOR THESE PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 1.94%, 1.69%, 1.17%, 1.18% AND 1.60% FOR THE YEARS ENDED 2002, 2001, 2000, 1999, AND 1998, RESPECTIVELY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                     YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                   2002        2001         2000         1999         1998
                                                                 -------      -------      -------      -------      -------

Net Asset Value,
   Beginning of Period ....................................      $  9.93      $  9.92      $  9.79      $ 10.10      $  9.97
                                                                 -------      -------      -------      -------      -------
Income (Loss) from Investment Operations:
   Net Investment Income ..................................         0.21         0.67         0.59         0.56         0.56
   Net Realized and Unrealized Gain (Loss) ................         0.41         0.01++       0.13        (0.31)        0.14
                                                                 -------      -------      -------      -------      -------
   Total from Investment Operations .......................         0.62         0.68         0.72         0.25         0.70
                                                                 -------      -------      -------      -------      -------
Distributions:
   Net Investment Income ..................................        (0.36)       (0.67)       (0.59)       (0.56)       (0.57)
                                                                 -------      -------      -------      -------      -------

Net Asset Value,
   End of Period ..........................................      $ 10.19      $  9.93      $  9.92      $  9.79      $ 10.10
                                                                 =======      =======      =======      =======      =======
   TOTAL RETURN+ ..........................................         6.39%        7.02%        7.60%        2.54%        7.10%
                                                                 =======      =======      =======      =======      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................      $ 3,913      $ 4,595      $ 3,646      $ 3,729      $ 5,259
Ratio of Expenses to Average Net Assets(1) ................         0.60%        0.60%        0.60%        0.69%        0.84%
Ratio of Net Investment Income to Average Net Assets ......         2.08%        5.20%        6.02%        5.68%        5.43%
Portfolio Turnover Rate ...................................          113%         167%          34%          62%          25%

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIOD PRIOR TO JULY 27, 1998 IS THE FINANCIAL DATA OF THE SHORT-TERM GOVERNMENT FUND, SERIES OF A PREDECESSOR COMPANY, THE ANALYTIC SERIES FUND, INC. ANALYTIC SHORT-TERM GOVERNMENT FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE SHORT-TERM INCOME FUND OF THE ANALYTIC SERIES FUND, INC. ON JULY 27, 1998. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH THE DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 1.0162 USED ON THE DATE OF REORGANIZATION.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ THE AMOUNT SHOWN FOR THE YEAR ENDED DECEMBER 31, 2001 FOR A SHARE
    OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
(1) THE EXPENSE RATIOS FOR THESE PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 4.31%, 3.39%, 3.86%, 3.05% AND 3.73% FOR THE YEARS ENDED 2002, 2001, 2000, 1999 AND 1998, RESPECTIVELY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              INTERNATIONAL FUND

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                            SEPTEMBER 30,
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED      1999*** TO
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                  2002           2001           2000            1999
                                                              ------------   ------------   ------------    -------------
Net Asset Value,
   Beginning of Period ....................................      $ 7.44         $ 9.78         $11.25          $10.00
                                                                 ------         ------         ------          ------
Income (Loss) from Investment Operations:
   Net Investment Income ..................................        0.12           0.03           0.11            0.01
   Net Realized and Unrealized Gain (Loss) ................       (0.62)         (2.32)         (1.40)           1.25
                                                                 ------         ------         ------          ------
   Total from Investment Operations .......................       (0.50)         (2.29)         (1.29)           1.26
                                                                 ------         ------         ------          ------
Distributions:
   Net Investment Income ..................................       (0.19)(1)      (0.05)         (0.10)             --
   Net Realized Gain ......................................          --             --          (0.04)          (0.01)
   In Excess of Net Realized Gain .........................          --             --          (0.04)             --
                                                                 ------         ------         ------          ------
   Total Distributions ....................................       (0.19)(1)      (0.05)         (0.18)          (0.01)
                                                                 ------         ------         ------          ------
Net Asset Value,
   End of Period ..........................................      $ 6.75         $ 7.44         $ 9.78          $11.25
                                                                 ======         ======         ======          ======
TOTAL RETURN+ .............................................       (6.73)%       (23.41)%       (11.44)%         12.67%**
                                                                 ======         ======         ======          ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................      $1,471         $4,599         $6,731          $1,658
Ratio of Expenses to Average Net Assets(2) ................        1.30%          1.30%          1.30%           1.30%*
Ratio of Net Investment Income to Average Net Assets ......        1.05%          0.84%          1.11%           0.66%*
Portfolio Turnover Rate ...................................         198%           176%            38%              5%

  * ANNUALIZED
 ** NOT ANNUALIZED
*** COMMENCEMENT OF OPERATIONS.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) THE EXPENSE RATIOS FOR THESE PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 6.92%, 4.78%, 3.80% AND 1.69% FOR THE PERIODS ENDED 2002, 2001, 2000 AND 1999, RESPECTIVELY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 42 funds. The financial statements herein are those of the Analytic Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM Analytic Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (the "UAM Portfolios") each a series of the UAM Funds, Inc. II, (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Analytic
Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.


              1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ETif a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

              Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value.

              2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

              3. DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income for the Defensive Equity Fund are declared and paid quarterly, if available. Distributions from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Distributions from net investment income for the International Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

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THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

              4. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

              5. FOREIGN CURRENCY TRANSLATION: The books and records of the Analytic International Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Analytic International Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Analytic International Fund's books and the U.S. dollar equivalent amounts actually received or paid.

              6. DERIVATIVE FINANCIAL INSTRUMENTS: Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

              7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Analytic International Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Analytic
         International Fund as unrealized gain or loss. The Analytic International Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Analytic International Fund had no outstanding forward foreign currency exchange contracts at December 31, 2002.


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THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

              8. WRITTEN OPTIONS: When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

              When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

              When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

              The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

              9. FUTURES CONTRACTS: Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

              10. SHORT SALES: As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a

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THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

         premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

              Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual
(US) Holdings Inc., provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Defensive Equity Fund; 0.30% of the average net assets of the Short-Term IncomeFund; and 1.00% of the average net assets of the International Fund.

     The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the total annual fund operating expenses of each Analytic Fund as follows: 0.99% of the Defensive Equity Fund; 0.60% of the Short-Term Income Fund and 1.30% of the International Fund. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the fiscal year ending December 31, 2003 and can be terminated at any time at the option of the Adviser.

     C. ADMINISTRATION AND DISTRIBUTION AGREEMENTS: The Trust and SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investment Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

     Prior to June 24, 2002 the UAM Funds and SEI Investments Global Funds Services were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093% per annum of the average daily net assets of the Defensive Equity and the International Funds; and 0.073% per annum of the average daily net assets of the Short-Term Income Fund. Each Fund also paid an annual base fee of no more than $54,500 per Fund.

     D. DIRECTED BROKERAGE: The Defensive Equity Fund directed certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Fund had expenses reduced by $137,524. The effect on the Fund's expense ratio, as a percentage of the average net assets of the Fund for the year ended December 31, 2002, is 0.37%.

     E. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002 the UAM Funds

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THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor, Inc. received no fees for its distribution services under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     F. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from theFunds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements under the same terms were executed with the Funds.

     G. TRANSFER AGENT: DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

     H. PURCHASES AND SALES: The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the Funds for the year ended December 31, 2002 were as follows:

                                                   U.S. GOVT.      U.S. GOVT.
                     PURCHASES        SALES        PURCHASES         SALES
                   -------------  -------------  --------------  --------------
Defensive Equity    $85,296,458    $81,353,914     $       --      $       --
Short-Term Income            --             --      2,908,708       3,230,463
International         5,344,624      8,176,580             --              --

Transactions in option contracts written in the Defensive Equity Fund were as follows:

                                             NUMBER OF
                                             CONTRACTS              PREMIUMS
                                           -------------          ------------
Outstanding at December 31, 2001                 200               $   567,880
Options written                                4,480                25,182,081
Options terminated in closing
   purchase transactions                      (4,095)              (22,336,722)
Options expired                                 (220)               (1,260,534)
                                            -----------            -----------
Outstanding at December 31, 2002                 365               $ 2,152,705
                                            ===========            ===========

Transactions in option contracts written in the Short-Term Income Fund were as follows:

                                             NUMBER OF
                                             CONTRACTS              PREMIUMS
                                           -------------          ------------
Outstanding at December 31, 2001                  56                $  8,921
Options written                                  553                 127,310
Options terminated in closing
   purchase transactions                        (164)                (41,256)
Options expired                                 (411)                (87,401)
                                            -----------             --------
Outstanding at December 31, 2002                  34                $  7,574
                                            ===========             ========

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     I. OPEN FUTURES CONTRACTS: The following Funds had futures contracts open as of December 31, 2002:
                             NUMBER                               UNREALIZED
   CONTRACT                    OF              SETTLEMENT        APPRECIATION
   DESCRIPTION              CONTRACTS             MONTH         (DEPRECIATION)
   ------------             ---------         ------------      --------------
   DEFENSIVE EQUITY
   S&P 500                     23             March 2003            $(3,516)
                                                                    ========
   SHORT-TERM INCOME
   Australian Dollar            4             March 2003            $(1,560)
   British Pound                2             March 2003               4,630
   Canadian Dollar              2             March 2003             (1,380)
   Japanese Yen                (2)            March 2003             (7,695)
                                                                    --------
                                                                    $(6,005)
                                                                    ========
   INTERNATIONAL
   Australian Dollar            3             March 2003            $(1,140)
   British Pound                2             March 2003               4,650
   CAC 40 Index                 2           January 2003               (267)
   Canadian Dollar              1             March 2003               (680)
   DAX Index                    1             March 2003             (6,208)
   FTSE 100 Index              (2)            March 2003                   5
   Hang Seng Index              1           January 2003             (1,802)
   Ibex Plus Index             (1)          January 2003               2,934
   Japanese Yen                (1)            March 2003             (3,837)
   OMX Index                  (10)          January 2003               2,412
   S&P 500 EMINI                2             March 2003                 128
   S&P/TSE 60 Index             2             March 2003             (1,139)
   Swiss Franc                 (1)            March 2003             (4,825)
                                                                    --------
                                                                    $(9,769)
                                                                    ========

     J. FEDERAL TAX INFORMATION: It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

     Permanent book and tax basis differences relating to return of capital and foreign exchange gain (loss) may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of December 31, 2002.

                                                UNDISTRIBUTED
                                  PAID IN       NET INVESTMENT     ACCUMULATED
      ANALYTIC FUNDS              CAPITAL           INCOME        REALIZED LOSS
      ----------------         -------------    --------------    -------------
      Defensive Equity            $(12,492)         $14,862          $(2,370)
      International                   (839)           8,820           (7,981)

     These reclassifications had no impact on the net assets or net asset value of the Funds.

     The tax character of dividends and distributions paid during the last two years were as follows:

                             ORDINARY      LONG-TERM        RETURN
    ANALYTIC FUNDS            INCOME      CAPITAL GAIN    OF CAPITAL     TOTAL
    -----------------      ------------   ------------    ----------     -----
    Defensive Equity
    2002                    $350,978        $     --       $12,492     $363,470
    2001                     298,957         190,541            --      489,498
    Short-Term Income
    2002                     137,310              --            --      137,310
    2001                     263,595              --            --      263,595
    International
    2002                      41,069              --           839       41,908
    2001                      31,174              --            --       31,174

     As of December 31, 2002, the components of Accumulated Losses on a tax basis were as follows:
                                                  ANALYTIC FUNDS
                                    -------------------------------------------
                                      DEFENSIVE     SHORT-TERM
                                       EQUITY         INCOME     INTERNATIONAL
                                    ------------    ----------   -------------
     Capital Loss Carryforwards     $(1,666,665)    $(795,789)    $(2,252,128)
     Post October Losses             (2,162,400)           --         (50,112)
     Post October Currency Losses            --            --            (560)
     Net Unrealized Appreciation
        (Depreciation)               (2,082,315)       39,464         (42,892)
                                    ------------    ----------    ------------
     Total Accumulated Losses       $(5,911,380)    $(756,325)    $(2,345,692)

     For Federal income tax purposes, capital loss carryforwards (which will expire in the years indicated) may be carried forward and applied against future capital gains as follows:

                                                                                                                         POST
                                                                                                                       OCTOBER
                                                                                                                       DEFERRED
      ANALYTIC FUNDS        2003      2004      2005    2006     2007     2008       2009        2010       TOTAL        LOSS
      ----------------      ----      ----      ----    ----     ----     ----       ----        ----     ----------  ----------
      Defensive Equity    $     --  $     --   $   --    $--   $    --  $    --  $       --   $1,666,665  $1,666,665  $2,162,400
      Short-Term
       Income              256,292   444,657    3,860     --    70,796   20,184          --           --     795,789          --
      International             --      --         --     --        --       --   1,727,552      524,576   2,252,128      50,112

     Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2002 through December 31, 2002 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     For Federal income tax purposes, the cost of securities owned at December 31, 2002, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at December 31, 2002, were as follows:

                                                                                            NET UNREALIZED
                                    FEDERAL           APPRECIATED        DEPRECIATED         APPRECIATION
      ANALYTIC FUNDS               TAX COST           SECURITIES         SECURITIES         (DEPRECIATION)
      ----------------           -----------         ------------       -------------       --------------
      Defensive Equity           $45,478,479          $1,949,311        $(4,217,175)         $(2,267,864)
      Short-Term Income            3,812,786              86,977             (5,048)              81,929
      International                1,665,572              34,576            (74,441)             (39,865)

     K. LINE OF CREDIT: The UAM Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 23, 2002 the UAM Funds had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     L. OTHER: At December 31, 2002, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:
      ANALYTIC FUNDS                      NO. OF SHAREHOLDERS     % OWNERSHIP
      ------------                        -------------------     -----------
      Defensive Equity                             1                 14.2%
      Short-Term Income                            3                 54.8
      International                                2                 91.1

     M. TRANSACTIONS WITH AFFILIATES: Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC") whereby PBHGSSC began providing shareholder services to the UAMFunds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a fund plus $2,750 for each additional class of a fund and $33 per account annually. For the period ended June 23, 2002, PBHGSSC was paid $24,023, $5,570 and $4,806 by the UAM Analytic Defensive Equity, Short-Term Income and
International Funds, respectively. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Distributor acts as an agent in placing repurchase agreements for the Funds. The Distributor received $584 and $90 from the Analytic Defensive Equity and Short-Term Income Funds, respectively, for the period ended December 31, 2002.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of
Analytic Defensive Equity Fund,
Analytic Short-Term Income Fund and
Analytic International Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Analytic Defensive Equity Fund, Analytic Short-Term Income Fund and Analytic International Fund (three of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 11, 2003

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are




                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                  THE TRUST           TIME SERVED2                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                 Trustee            (Since 1993)                 Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                                    1989-1992, and MTrust Corp., 1985-1989.

------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON            Trustee            (Since 1993)                 Pennsylvania State University, Senior Vice
75 yrs. old                                                                    President, Treasurer (Emeritus); Financial
                                                                               and Investment Consultant, Professor of
                                                                               Transportation since 1984; Vice President-
                                                                               Investments, Treasurer, Senior Vice President
                                                                               (Emeritus), 1982-1984. Director,
                                                                               Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS               Trustee            (Since 1993)                 Private investor from 1987 to present. Vice
73 yrs. old                                                                    President and Chief Financial officer, Western
                                                                               Company of North America (petroleum ser-
                                                                               vice company), 1980-1986. President of Gene
                                                                               Peters and Associates (import company),
                                                                               1978-1980. President and Chief Executive
                                                                               Officer of Jos. Schlitz Brewing Company
                                                                               before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                Trustee            (Since 1994)                 Partner, Dechert Price & Rhoads, September
71 yrs. old                                                                    1987-December 1993.







------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.


                 NUMBER OF
                   FUNDS
             IN THE ADVISORS'
             INNER CIRCLE FUND
             OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
                  MEMBER               HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------





                     42              Trustee of The Arbor Funds,
                                     The MDL Funds, and The
                                     Expedition Funds.
--------------------------------------------------------------------------------
                     42              Member and Treasurer, Board of
                                     Trustees of Grove City College.
                                     Trustee of The Arbor Funds,
                                     The MDL Funds, and The
                                     Expedition Funds.



--------------------------------------------------------------------------------
                     42              Trustee of The Arbor Funds,
                                     The MDL Funds, and The
                                     Expedition Funds.






--------------------------------------------------------------------------------
                     42              Trustee of The Arbor Funds,
                                     The MDL Funds, The Expedition
                                     Funds, SEI Asset Allocation Trust,
                                     SEI Daily Income Trust, SEI Index
                                     Funds, SEI Institutional International
                                     Trust, SEI Institutional Investments
                                     Trust, SEI Institutional Managed Trust,
                                     SEI Insurance Products Trust, SEI Liquid
                                     Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)




                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.        Trustee            (Since 1999)               Chief Executive Officer, Newfound
60 yrs. old                                                                  Consultants Inc. since April 1997. General
                                                                             Partner, Teton Partners, L.P., June 1991-
                                                                             December 1996; Chief Financial Officer,
                                                                             Nobel Partners, L.P., March 1991-December
                                                                             1996; Treasurer and Clerk, Peak Asset
                                                                             Management, Inc., since 1991.




-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER              Chairman            (Since 1991)               Currently performs various services on behalf
56 yrs. old                 of the Board                                     of SEI Investments for which Mr. Nesher is
                             of Trustees                                     compensated. Executive Vice President of SEI
                                                                             Investments, 1986-1994. Director and
                                                                             Executive Vice President of the Administrator
                                                                             and the Distributor, 1981-1994.




-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN               Trustee            (Since 1992)               Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                                          (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                       the Administrator and the Distributor. Director
62 yrs. old                                                                  of SEI Investments since 1974; Secretary of
                                                                             SEI Investments since 1978.




-----------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------


               NUMBER OF
                 FUNDS
           IN THE ADVISORS'
           INNER CIRCLE FUND
           OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
                MEMBER               HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------





                   42              Trustee, Navigator Securities Lending
                                   Trust, since 1995. Trustee of The
                                   Fulcrum Trust. Trustee of The Arbor
                                   Funds, The MDL Funds, The Expedi-
                                   tion Funds, SEI Asset Allocation Trust,
                                   SEI Daily Income Trust, SEI Index
                                   Funds, SEI Institutional International Trust, SEI Institutional Investments Trust,
                                   SEI Institutional Managed Trust,
                                   SEI Insurance Products Trust, SEI Liquid
                                   Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------




                   42              Trustee of The Arbor Funds, Bishop
                                   Street Funds, The Expedition Funds,
                                   The MDL Funds, SEI Asset Allocation
                                   Trust, SEI Daily Income Trust, SEI
                                   Index Funds, SEI Institutional
                                   International Trust, SEI Institutional
                                   Investments Trust, SEI Institutional
                                   Managed Trust, SEI Insurance Products
                                   Trust, SEI Liquid Asset Trust and
                                   SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
                   42              Trustee of The Arbor Funds, The
                                   MDL Funds, The Expedition Funds,
                                   SEI Asset Allocation Trust, SEI Daily
                                   Income Trust, SEI Index Funds, SEI
                                   Institutional International Trust, SEI
                                   Institutional Investments Trust, SEI
                                   Institutional Managed Trust, SEI
                                   Insurance Products Trust, SEI Liquid
                                   Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST            TIME SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                 President           (Since 2000)               Vice President and Assistant Secretary
38 yrs. old                                                                   of SEI Investments since 1998; Vice
                                                                              President and Assistant Secretary of
                                                                              SEI Investments Global Funds Services
                                                                              and SEI Investments Distribution Co.
                                                                              since 1999; Associate, Paul, Weiss,
                                                                              Rifkind, Wharton & Garrison (law firm),
                                                                              1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA   Controller and Chief      (Since 2001)               Director, SEI Funds Accounting since
33 yrs. old                Financial Officer                                  November 1999; Audit Manager, Ernst
                                                                              & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN        Vice President         (Since 2001)               Vice President and Assistant Secretary of
40 yrs. old                  and Secretary                                    SEI Investments Global Funds Services and
                                                                              SEI Investments Distribution Co. since
                                                                              January 2001; Shareholder/Partner,
                                                                              Buchanan Ingersoll Professional Corporation
                                                                              from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN         Vice President and       (Since 1995)               Senior Vice President and General Counsel
36 yrs. old               Assistant Secretary                                 of SEI Investments; Senior Vice President,
                                                                              General Counsel and Secretary of SEI
                                                                              Investments Global Funds Services and
                                                                              SEI Investments Distribution Co. since 2000;
                                                                              Vice President and Assistant Secretary of SEI
                                                                              Investments, SEI Global Funds Services and
                                                                              SEI Investments Distribution Co. from
                                                                              1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------


              NUMBER OF
                FUNDS
          IN THE ADVISORS'
          INNER CIRCLE FUND
          OVERSEEN BY BOARD                         OTHER DIRECTORSHIPS
               MEMBER                              HELD BY BOARD MEMBER
--------------------------------------------------------------------------------




                 N/A                                        N/A







--------------------------------------------------------------------------------
                 N/A                                        N/A


--------------------------------------------------------------------------------
                 N/A                                        N/A





--------------------------------------------------------------------------------
                 N/A                                        N/A








--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST            TIME SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS          Vice President and      (Since 1998)               Vice President and Assistant Secretary
38 yrs. old               Assistant Secretary                                of SEI Investments, SEI Investments
                                                                             Global Funds Services and SEI Investments
                                                                             Distribution Co. since 1998; Assistant
                                                                             General Counsel and Director of Arbitration,
                                                                             Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO       Assistant Vice President   (Since 2000)               Vice President and Assistant Secretary of SEI
34 yrs. old             and Assistant Secretary                              Investments Global Funds Services and SEI
                                                                             Investments Distribution Co. since 1999;
                                                                             Associate, Dechert (law firm) from 1997-1999;
                                                                             Associate, Richter, Miller & Finn (law firm)
                                                                             from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI     Assistant Vice President   (Since 2000)               Vice President and Assistant Secretary of
34 yrs. old                  and Secretary                                   SEI Investments Global Funds Services and
                                                                             SEI Investments Distribution Co. since 2000;
                                                                             Vice President, Merrill Lynch & Co. Asset
                                                                             Management Group from 1998 - 2000; Associate
                                                                             at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.              Vice President and      (Since 2000)               Vice President and Assistant Secretary of SEI
MCCULLOUGH                Assistant Secretary                                Investments Global Funds Services and SEI
42 yrs. old                                                                  Investments Distribution Co. since 1999;
                                                                             Associate at White and Williams LLP
                                                                             from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH             Vice President and      (Since 2001)               Vice President and Assistant Secretary of SEI
31 yrs. old               Assistant Secretary                                Investments Global Funds Services and SEI
                                                                             Investments Distribution Co. since 2001;
                                                                             Associate at Howard Rice Nemorvoski
                                                                             Canady Falk & Rabkin from 1998-2001;
                                                                             Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------


                  NUMBER OF
                    FUNDS
              IN THE ADVISORS'
              INNER CIRCLE FUND
              OVERSEEN BY BOARD                         OTHER DIRECTORSHIPS
                   MEMBER                              HELD BY BOARD MEMBER
--------------------------------------------------------------------------------




                     N/A                                       N/A





--------------------------------------------------------------------------------
                     N/A                                       N/A





--------------------------------------------------------------------------------
                     N/A                                       N/A





--------------------------------------------------------------------------------
                     N/A                                       N/A




--------------------------------------------------------------------------------
                     N/A                                       N/A





--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

 SHAREHOLDER VOTING RESULTS (UNAUDITED)
     A special meeting of the shareholders of UAM Analytic Defensive Equity, Analytic Short-Term Income, and Analytic International Funds (the "UAM Funds") was held on June 7, 2002 to vote on the following matter:

     PROPOSAL
     To approve (i) the transfer of all of the assets and all of the liabilities of the UAM Funds to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Fund") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAM Funds, Inc. II and AIC Trust; (ii) the distribution of shares of each AIC Fund so received to the shareholders of the corresponding UAM Fund; (iii) the transfer all of the assets and all of the liabilities of UAM Funds, Inc. II to the AIC Trust; and (iv) the subsequent dissolution of UAM Funds, Inc. II under Maryland law.

ANALYTIC DEFENSIVE EQUITY FUND

               SHARES VOTED      % OF SHARES VOTED      % OF SHARES OUTSTANDING
              --------------    -------------------    -------------------------
FOR             2,037,105              91.32%                   52.90%
AGAINST            94,229               4.22                     2.44
ABSTAIN            99,388               4.45                     2.58

ANALYTIC SHORT-TERM INCOME FUND

               SHARES VOTED      % OF SHARES VOTED      % OF SHARES OUTSTANDING
              --------------    -------------------    -------------------------
FOR               229,910              99.85%                   56.51%
AGAINST               334               0.14                     0.08
ABSTAIN                --                 --                       --

ANALYTIC INTERNATIONAL FUND

               SHARES VOTED      % OF SHARES VOTED      % OF SHARES OUTSTANDING
              --------------    -------------------    -------------------------
FOR               335,038              96.29%                   57.95%
AGAINST             2,750               0.79                     0.47
ABSTAIN            10,144               2.91                     1.75

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

 NOTICE TO SHAREHOLDERS (UNAUDITED)

For the calendar year ended December 31, 2002, 100% of the dividends qualify for dividend received deduction for corporate shareholders of the Analytic Defensive Equity Fund.

For the calendar year ended December 31, 2002, the percentage of income earned from direct U.S. government obligations for Analytic Funds - Defensive Equity, Short-Term Income and International was 1.17%, 98.57% and 4.20% respectively.

The International Fund elected to pass through foreign tax credits to its shareholders. The amount of foreign tax credit as of December 31, 2002 is $12,841.

                                      NOTES

                                      NOTES

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                   (toll free)
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             700 South Flower Street
                                   Suite 2400
                              Los Angeles, CA 90017

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



    This information must be preceded or accompanied by a current prospectus for the Funds described.

ANA-AR-001-0100